Subsequent Events	12 Months Ended
Mar. 31, 2012
Subsequent Events [Abstract]
Subsequent Events [Text Block]

Note 23:   Subsequent Events

On May 10, 2012, the Company filed Form 15 with the Securities and Exchange Commission to announce its deregistration under the Securities Act of 1934. The deregistration will be effective 90 days or such shorter period as the Securities and Exchange Commission may determine, after the date of filing the Form 15.